Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and contingencies [Line Items]
Disclosure of commitments and contingent liabilities [text block]
29.	Commitments and contingencies

Commitments
(a)	Environmental -
The Group’s exploration and exploitation activities are subject to environmental protection standards.

Law No. 28090 regulates the obligations and procedures that must be met by the holders of mining activities for the preparation, filing and implementation of Mine Closure Plans, as well as the establishment of the corresponding environmental guarantees to secure fulfillment of the investments, subject to the principles of protection, preservation and recovery of the environment.

Law No. 28271 regulates environmental liabilities in mining activities. This Law has the objective of ruling the identification of mining activity’s environmental liabilities and financing the remediation of the affected areas. According to this law, environmental liabilities refer to the impact caused to the environment by abandoned or inactive mining operations.

The Group considers that the recorded liability is sufficient to meet the current regulatory environment in Peru.

(b)	Leased concessions -
The Group pays 10 percent on the valued production of mineral obtained from the concessions leased by Sindicato Minero Orcopampa S.A. This concession is in force until the year 2043. See note 23.

(c)	Letter of guarantee granted by Buenaventura -
Letter of guarantee - Huanza
On December 2, 2009, Banco de Credito del Perú signed a finance lease contract for US$119 million with Consorcio Energético de Huancavelica S.A., Empresa de Generación Huanza S.A. and Buenaventura. This financing is in favor of Empresa de Generación Huanza S.A., and is guaranteed by Buenaventura. On February 8, 2016, the bank released the guarantee granted by Buenaventura.

(d)	Operating lease commitments (the Group as a lessee) -
The Group has entered into operating leases on its administrative offices in Lima located in Las Begonias Street N°415, San Isidro, Lima, Peru, with a lease term of 10 years since the year 2013. The Group has the option to lease the assets for two additional term of 5 years each.

Future minimum rentals payable as of December 31 are the following:

	2018	2017
	US$(000)	US$(000)

Within one year	1,543	1,543
After one year but not more than five years	5,787	6,173
More than five years	-	1,157

	7,330	8,873

(e)	Operating lease commitments (the Group as a lessee) -
The Group leases for several of its assets. These leases have purchase options. Below is a table showing future minimum lease payments and the present value of these payments:

	2018		2017
	Minimum payments	Present value of payments	Minimum payments	Present value of payments
	US$(000)	US$(000)	US$(000)	US$(000)

Within a year	53,607	41,634	56,915	40,224
After one year but not more than five years	210,252	200,019	267,962	241,652

Total minimum lease payments	263,859	241,653	324,877	281,876

Less - amounts representing finance charges	(22,206)	-	(43,001)	-

Present value of minimum lease payments	241,653	241,653	281,876	281,876

Minera Yanacocha SRL and subsidiary [Member]
Commitments and contingencies [Line Items]
Disclosure of commitments and contingent liabilities [text block]
21.	Commitments and contingencies

Unitization of properties -
In December 2000, as a result of the unitization plan carried out by the Partners, the Company signed several asset transfer and mining lease agreements with related entities. The main conditions are:

-
The Company must pay to Chaupiloma, 3% of the quarterly net sales, according to the lease agreement. The mining rights subject to this 3% royalty are those identified in the lease agreement as part of the “Area of Influence of Chaupiloma”. Some of these mining rights are in exploitation and the rest of them in exploration.

-
The Company must pay to Los Tapados S.A., 3% of the quarterly net sales proceeds of mineral extracted from the transferred and leased concessions of Los Tapados S.A. The transferred and leased concessions of Los Tapados S.A. are also subject to a previously existing royalty on the minerals. These mining rights are in exploitation and others inactive.

Legal proceedings -
Conga project Constitutional claim -
On October 18, 2012, Marco Antonio Arana Zegarra filed a constitutional claim against the Ministry of Energy and Mines and the Company requesting the Court to order the suspension of the Conga project as well as to declare not applicable the October 27, 2010 directorial resolution approving the Conga project Environmental Impact Assessment (“EIA”). On October 23, 2012, a Cajamarca judge dismissed the claims based on formal grounds finding that: (i) plaintiffs had not exhausted previous administrative proceedings; (ii) the directorial resolution approving the Conga EIA is valid, and was not challenged when issued in the administrative proceedings; (iii) there was inadequate evidence to conclude that the Conga project is a threat to the constitutional right of living in an adequate environment and; (iv) the directorial resolution approving the Conga project EIA does not guarantee that the Conga project will proceed, so there was no imminent threat to be addressed by the Court. The plaintiffs appealed the dismissal of the case. The Civil Court of the Superior Court of Cajamarca confirmed the above mentioned resolution and the plaintiff presented an appeal. On March 13, 2015, the Constitutional Court published its ruling stating that the case should be sent back to the first court with an order to formally admit the case and start the judicial process in order to review the claim and the proofs presented by the plaintiff. The Company has answered the claim. The Company cannot reasonably predict the outcome of this litigation.

Environmental -
The Peruvian government agency responsible for environmental evaluation and inspection, Organismo Evaluacion y Fiscalizacion Ambiental (“OEFA”), conducts periodic reviews of the Yanacocha site. In 2011, 2012, 2013, 2015, 2016, 2017 and 2018, OEFA issued notices of alleged violations of OEFA standards to the Company relating to past inspections. OEFA has resolved with minimal or no findings. In 2015 and 2016, the water authority of Cajamarca issued notices of alleged regulatory violations, and resolved some allegations in 2018 with no findings. The experience with OEFA and the water authority is that in the case of a finding of violation, remedial action is often the outcome rather than a significant fine. The alleged OEFA violations currently range from zero to 40,300 tax units and the water authority alleged violations range from zero to 10 tax units, being each tax unit equivalent to approximately US$1,260 based on current exchange rates. The Company is responding to all notices of alleged violations, but cannot reasonably predict the outcome of the agency allegations.

Open tax procedures -
The Tax Authority has the right to examine, and, if necessary, amend the Company’s income tax provision for the last four years. The Company’s income tax filings for the years 2014 through 2017 are open to examination by the tax authorities. For value added tax, the periods open for examination are the years 2015 through 2018. To date, National Tax Supervisor “SUNAT” has concluded its review of the Company’s tax exams through the year 2013. For years 2002 through 2010, the Company is in the claim and appeal process.

In Management’s and legal advisors’ opinion, there are sound legal grounds to sustain the Company’s tax positions; as a result, Management expects to obtain favorable results on these processes and any additional tax assessment would not be significant to the consolidated financial statements.

For the periods pending of examination, due to the many possible interpretations of current legislation, it is not possible to determine whether or not future reviews will result in tax liabilities for the Company. In the event that additional taxes are payable, including interest and surcharges, as a result of the Tax Authority reviews, they will be charged to expense in the period assessed. However, in Management’s and legal advisors’ opinion, any additional tax assessment would not be significant to the consolidated financial statements.

Tax contingencies -
Withholding income tax for fiscal years 2002 and 2003 -
The Tax Administration challenged the withholding tax rate applied on the technical assistance services provided by a non-resident supplier. The services were executed in Peru and also abroad; however, the Company was not able to prove that during the tax audit. Based on that, the Tax Administration considers that the services were wholly executed in Peru; therefore, the withholding tax rate should be 30% instead of 12%.  Currently there is no contingency in this regard. The debt has been paid by the Company.

Health Contributions - ESSALUD -
The Tax Administration considers that the bonus for closing the collective agreement and the collateral benefits granted to the unionized and non-unionized employees qualify as remunerative concepts; hence, taxed with the contribution to ESSALUD. The contingency amounts to S/12 million (US$3.5 million) for 2011 and 2012.
In Management's and its legal counsel’s opinion, that interpretation has no support and the Company should obtain a favorable outcome in tax court appeal initiated against the tax authorities.

Tax Dispute related to the amortization of the contractual rights -
In 2000,
Yanacocha paid Buenaventura and Minas Conga S.R.L. a total
of US$29 million to assume their respective contractual positions in mining concession agreements with Chaupiloma Dos de Cajamarca S.M.R.L. The contractual rights allowed
Yanacocha
the opportunity to conduct exploration on the concessions, but not a purchase of the concessions.
The tax authority alleges that the payments to Buenaventura and Minas Conga S.R.L. were acquisitions of mining concessions requiring the amortization of the amounts under the Peru Mining Law over the life of the mine. Yanacocha expensed the amounts at issue in the initial year since the payments were not for the acquisition of a concession but rather these expenses represent the payment of an intangible, and therefore, amortizable in a single year or proportionally for up to ten years according to Income Tax Law. In 2010, the tax court in Peru ruled in favor of Yanacocha and the tax authority appealed the issue to the judiciary. The first appellate court confirmed the ruling of the tax court in favor of Yanacocha. However, in November 2015, a Superior Court in Peru made an appellate decision overturning the two prior findings in favor of Yanacocha. Yanacocha has appealed the Superior Court ruling to the Peru Supreme Court. On January 18, 2019, the Peru Supreme Court issued notice that three judges support the position of the tax authority and two judges support the position of Yanacocha. Because four votes are required for a final decision, an additional judge has been selected to issue a decision and the parties conducted oral argument in April 2019. The potential liability in this matter is in the form of fines and interest in an amount of up to $83 million. It is not possible to fully predict the outcome of this litigation.

Letters of Guarantee -
The Company has signed Letters of Guarantee with various financial institutions in accordance with the Mine Closure Regulation approved by Supreme Decree No.033-2005 of the Ministry of Energy and Mines. The table below sets out the outstanding signed commitments at year ends by financial institution.

	2018	2017
	US$(000)	US$(000)

Banco de Credito del Peru (a)	114,251	123,729
BBVA Continental	190,000	190,000
Scotiabank	235,000	190,000

	539,251	503,729

(a)	Letters of guarantee of Banco de Credito del Peru include US$6,321,000 related to San Jose Reservoir Trust in 2017. In 2018 letters of guarantee were not required.

Letters of guarantee shall come into force if the Company fails to execute in whole or in part the mine closure plan.